Note 4 - Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Raw materials	$ 246	$ 405	$ 2,022
Work in-process	123	159	2,484
Finished goods	13	19	47
Total inventory, net	$ 382	$ 583	$ 4,553